Acquisition of U-Protein - Summary of Changes in Value of Deferred Payments (Details) - U-Protein - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Business Combinations [Line Items]
Beginning balance	$ 932	$ 1,563
Accretion expense	89	350
Payment		(1,007)
Payment made in common shares	(1,047)
Foreign exchange	$ 26	26
Ending balance		$ 932